LONG-TERM DEBT - Long-Term Debt Issued (Details) CAD in Millions, $ in Millions	1 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CAD	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Oct. 31, 2015 CAD	Sep. 30, 2015 USD ($)	Jul. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)
TRANSCANADA PIPELINES LIMITED | Bridge facility, floating rates
Debt Instrument [Line Items]
Amount	$ 5,213.0
TRANSCANADA PIPELINES LIMITED | 3.69% medium term notes, due July 2023
Debt Instrument [Line Items]
Amount | CAD		CAD 300
Interest Rate	3.69%	3.69%
Long-term debt, re-issuance yield, percent	2.69%	2.69%
TRANSCANADA PIPELINES LIMITED | 4.350% medium term notes, due June 2046
Debt Instrument [Line Items]
Amount | CAD		CAD 700
Interest Rate	4.35%	4.35%
TRANSCANADA PIPELINES LIMITED | 4.875% senior unsecured notes, due January 2026
Debt Instrument [Line Items]
Amount				$ 850.0
Interest Rate				4.875%							4.875%
TRANSCANADA PIPELINES LIMITED | 3.125% senior unsecured notes, due January 2019
Debt Instrument [Line Items]
Amount				$ 400.0
Interest Rate				3.125%
TRANSCANADA PIPELINES LIMITED | 1.625% senior unsecured notes, due November 2017
Debt Instrument [Line Items]
Amount					$ 1,000.0
Interest Rate					1.625%
TRANSCANADA PIPELINES LIMITED | 4.55% medium-term notes, due November 2041
Debt Instrument [Line Items]
Amount | CAD						CAD 400
Interest Rate						4.55%
TRANSCANADA PIPELINES LIMITED | 3.30% medium-term notes, due July 2025
Debt Instrument [Line Items]
Amount | CAD								CAD 750
Interest Rate								3.30%
TRANSCANADA PIPELINES LIMITED | 4.60% senior unsecured notes, due March 2045
Debt Instrument [Line Items]
Amount										$ 750.0
Interest Rate										4.60%
TRANSCANADA PIPELINES LIMITED | 1.875% senior unsecured notes, due January 2018
Debt Instrument [Line Items]
Amount											$ 500.0
Interest Rate											1.875%
TRANSCANADA PIPELINES LIMITED | Senior unsecured notes, floating rates, due in January 2018
Debt Instrument [Line Items]
Amount											$ 250.0
TRANSCANADA PIPELINES LIMITED | 4.63% senior unsecured notes, due March 2034
Debt Instrument [Line Items]
Amount												$ 1,250.0
Interest Rate												4.63%
ANR | 4.14% senior unsecured notes, due June 2026
Debt Instrument [Line Items]
Amount	$ 240.0
Interest Rate	4.14%	4.14%
TRANSCANADA PIPELINE USA LTD. | Bridge facility, floating rates
Debt Instrument [Line Items]
Amount	$ 1,700.0
TUSCARORA GAS TRANSMISSION COMPANY | Term loan, floating interest rate
Debt Instrument [Line Items]
Amount			$ 10.0
TC PIPELINES, LP | Unsecured term loan, floating rate, due October 2018
Debt Instrument [Line Items]
Amount							$ 170.0
TC PIPELINES, LP | 4.375% senior unsecured notes, due March 2025
Debt Instrument [Line Items]
Amount										$ 350.0
Interest Rate										4.375%
GAS TRANSMISSION NORTHWEST LLC | Unsecured term loan, floating interest rate, due June 2019
Debt Instrument [Line Items]
Amount									$ 75.0